VARIABLE INTEREST ENTITIES (Tables)	12 Months Ended
Dec. 31, 2015
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
Schedule Of Variable Interest Entities Comprehensive Income Loss [Table Text Block]
Condensed financial information with respect to PREI is as follows:

Year ended December 31,
2013
Condensed statements of earnings (loss)
Sales – affiliate [1]	$5.6
Cost of sales, excluding depreciation and amortization	1.3
Depreciation and amortization	1.6
2.9
Operating earnings	2.7
Interest expense	(1.8)
Interest expense – affiliate [1]	(0.4)
Other income (expense), net	(0.1)
Reorganization items, net	–
Income tax recovery (expense)	0.2
Net earnings (loss) [2]	$0.6
1	Balances with Catalyst Paper Energy Holdings Inc., a subsidiary of Catalyst Paper Corporation.
2	50% is included in the company’s non-controlling interest (deficit) balances.

Schedule Of Gain on Sale of Variable Interest Entities [Table Text Block]
During 2013 company recognized a gain on the sale of its interest in PREI of $5.3 million consisting of:

Gain on Sale
Proceeds from sale
Gross proceeds from sale	$33.0
Closing costs incurred	(0.2)
Settlement of affiliate loans	(20.8)
Other adjustments	(0.1)
Net proceeds	11.9
De-recognition of assets
Cash and cash equivalents	(6.0)
Other	(3.0)
Property, plant and equipment	(145.6)
De-recognition of liabilities
Accounts payable and accrued liabilities	6.8
Long-term debt	113.8
Long-term debt – affiliate loans	20.8
De-recognition of non-controlling interest	6.6
$5.3